Other income	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Other Income and Expenses [Abstract]
Other income

15 Other income

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Interest income	5,832	1	1
Government grants	30,889	20,968	16,114
Other	20,710	20,916	16,074
Total	57,431	41,885	32,189

15	Other income

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Interest income	2	5,832	4,467
Government grants	116,542	62,644	47,986
Gain on disposal of property and equipment	-	-	-
Other	70,284	82,807	63,430
	186,828	151,283	115,883